Related-Party Transactions (Narrative) (Details) - USD ($)		3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 08, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue		$ 1,072,000,000	$ 1,016,000,000		$ 4,347,000,000	$ 4,101,000,000	$ 3,958,000,000
Cash payments made to (received from) members related to income taxes		0
Wholesale transmission service		245,000,000	$ 260,000,000		1,005,000,000	$ 962,000,000	929,000,000
Sponsor Group [Member]
Related Party Transaction [Line Items]
Equity in existing vendor	16.00%
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Cash payments to vendors					$ 109,000
InfraREIT [Member]
Related Party Transaction [Line Items]
Revenue		3,000,000
Cash payments to vendors		$ 1,000,000
Sponsor Group [Member]
Related Party Transaction [Line Items]
Cash payments to vendors	$ 35,000,000						219,000,000
Sponsor Group [Member] | Capitalized [Member]
Related Party Transaction [Line Items]
Cash payments to vendors	33,000,000						210,000,000
Sponsor Group [Member] | Operating And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Cash payments to vendors	$ 2,000,000						$ 9,000,000
Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Wholesale transmission service				$ 303,000
Cash payments to vendors				$ 9,000,000